Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($ in millions)	Non-GAAP Adjusted ROATCE(5) (%)
2024	5,633,992	4,962,333	1,159,212	1,000,103	121	131	66.7	12.2%
2023	3,006,460	2,805,553	871,001	721,022	115	116	77.3	16.8%
2022	4,612,094	2,045,247	960,656	249,561	122	116	59.4	16.6%
2021	4,377,178	8,378,208	1,928,708	3,506,689	221	125	60.6	15.2%
2020	2,034,435	1,013,573	901,166	621,579	75	91	39.5	12.9%

(1)
The PEO in all five reporting years is Mark DeFazio. The other NEOs in the 2024 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

PEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,633,992	3,006,460	4,612,094	4,377,178	2,034,435
Add (Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(3,499,968)	(1,500,000)	(3,106,384)	(2,991,918)	(499,980)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	3,555,918	1,483,852	2,085,836	5,224,444	238,076
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	22,931	(90,008)	(1,232,921)	397,882	(819,176)
Add: Fair Value of Awards Granted and Vested in Current Year	0	0	0	0	117,889
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	(750,539)	(94,751)	(313,378)	1,370,622	(57,671)
Add (Deduct): Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	0	0	0	0
Total CAP	4,962,333	2,805,553	2,045,247	8,378,208	1,013,573

(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following tables detail the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	1,159,212	871,001	960,656	1,928,708	901,166
Add (Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(588,849)	(352,729)	(404,985)	(1,301,678)	(247,484)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	534,594	279,392	233,668	2,328,053	117,823
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	15,740	(16,450)	(439,833)	159,560	(198,907)
Add: Fair Value of Awards Granted and Vested in Current Year	0	0	0	0	58,370
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	(120,593)	(13,279)	(99,945)	392,046	(9,389)
Add (Deduct): Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	46,913	0	0	0
Total CAP	1,000,104	721,022	249,561	3,506,689	621,579

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) reflects calculated performance at the end of the performance year for internal metrics, in accordance with FASB ASC 718. Performance share/units subject to internal metrics will ultimately vest based on measured performance through the end of the performance period.

(4)
Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2024 Form 10-K.

(5)
Adjusted ROATCE is a Non-GAAP financial measure. See reconciliation in Appendix A..

Company Selected Measure Name	Adjusted ROATCE
Named Executive Officers, Footnote
(1)
	The PEO in all five reporting years is Mark DeFazio. The other NEOs in the 2024 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin
Peer Group Issuers, Footnote	(4) Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our 2024 Form 10-K.
PEO Total Compensation Amount	$ 5,633,992	$ 3,006,460	$ 4,612,094	$ 4,377,178	$ 2,034,435
PEO Actually Paid Compensation Amount	$ 4,962,333	2,805,553	2,045,247	8,378,208	1,013,573
Adjustment To PEO Compensation, Footnote
(1)
The PEO in all five reporting years is Mark DeFazio. The other NEOs in the 2024 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg. The other NEOs in the 2020 reporting year are Laura Capra and Scott Lublin.

PEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,633,992	3,006,460	4,612,094	4,377,178	2,034,435
Add (Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(3,499,968)	(1,500,000)	(3,106,384)	(2,991,918)	(499,980)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	3,555,918	1,483,852	2,085,836	5,224,444	238,076
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	22,931	(90,008)	(1,232,921)	397,882	(819,176)
Add: Fair Value of Awards Granted and Vested in Current Year	0	0	0	0	117,889
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	(750,539)	(94,751)	(313,378)	1,370,622	(57,671)
Add (Deduct): Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	0	0	0	0
Total CAP	4,962,333	2,805,553	2,045,247	8,378,208	1,013,573

Non-PEO NEO Average Total Compensation Amount	$ 1,159,212	871,001	960,656	1,928,708	901,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,000,103	721,022	249,561	3,506,689	621,579
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the SCT values to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the below table. The following tables detail the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	1,159,212	871,001	960,656	1,928,708	901,166
Add (Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(588,849)	(352,729)	(404,985)	(1,301,678)	(247,484)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	534,594	279,392	233,668	2,328,053	117,823
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	15,740	(16,450)	(439,833)	159,560	(198,907)
Add: Fair Value of Awards Granted and Vested in Current Year	0	0	0	0	58,370
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	(120,593)	(13,279)	(99,945)	392,046	(9,389)
Add (Deduct): Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	0	46,913	0	0	0
Total CAP	1,000,104	721,022	249,561	3,506,689	621,579

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 121	115	122	221	75
Peer Group Total Shareholder Return Amount	131	116	116	125	91
Net Income (Loss)	$ 66,700,000	$ 77,300,000	$ 59,400,000	$ 60,600,000	$ 39,500,000
Company Selected Measure Amount	12.2	16.8	16.6	15.2	12.9
PEO Name	Mark DeFazio
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROATCE
Non-GAAP Measure Description	(5) Adjusted ROATCE is a Non-GAAP financial measure. See reconciliation in Appendix A..
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Loans
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,499,968)	$ 3,106,384	$ 2,991,918	$ 499,980
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,555,918	1,483,852	2,085,836	5,224,444	$ 238,076
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,931	(90,008)	(1,232,921)	397,882	(819,176)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(750,539)	(94,751)	(313,378)	1,370,622	(57,671)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	117,889
PEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,849	352,729	404,985	1,301,678	247,484
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,594	279,392	233,668	2,328,053	117,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,740	(16,450)	(439,833)	159,560	(198,907)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,593)	(13,279)	(99,945)	392,046	(9,389)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	58,370
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (46,913)	$ 0	$ 0	$ 0